Derivative instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (38,587)	$ 48,191	$ (22,897)
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	40,291	(40,348)	19,732
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(8,220)	4,317	(6,710)
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	4,505	(807)	6,172
Principal only swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(2,419)	0	0
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	2,619	0	0
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(13,775)	24,628	(14,730)
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	11,463	(17,632)	10,913
Call spread
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(2,395)	2,469	30
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	14,824	(9,637)	2,385
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(5,862)	4,635	(263)
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	553	(472)	(1,752)
Sustainability-linked ESG Principal Only Swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(5,916)	12,142	(1,224)
Loss (Gain) Reclassified from Accumulated OCI into income (loss)	$ 6,327	$ (11,800)	$ 2,014